PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2024
Prepaid Expenses Deposits And Other Receivable
SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE

Prepayment, deposits and other receivable mainly consists of deposits for renting premises and autopay, and prepaid expenses for sub-contracting fee and insurance expenses:

	As of March 31,
	2023	2024
	USD	USD

Prepaid expenses	35,400	841,143
Other receivables and deposits	50,471	32,676
	85,871	873,819